Deposits	12 Months Ended
Mar. 31, 2022
Deposits
9. Deposits
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2022 are shown in the following table:

	Time deposits	Certificates of deposit	Total

	(in millions of yen)
Domestic offices:
Due in one year or less	15,082,821	10,224,412	25,307,233
Due after one year through two years	1,374,855	222,560	1,597,415
Due after two years through three years	1,106,825	—	1,106,825
Due after three years through four years	306,455	500	306,955
Due after four years through five years	281,141	—	281,141
Due after five years	188,260	—	188,260

Total	18,340,357	10,447,472	28,787,829

Foreign offices:
Due in one year or less	18,439,713	6,065,429	24,505,142
Due after one year through two years	18,847	78,816	97,663
Due after two years through three years	25,388	277,214	302,602
Due after three years through four years	19,581	—	19,581
Due after four years through five years	1,359	—	1,359
Due after five years	—	—	—

Total	18,504,888	6,421,459	24,926,347

Total	36,845,245	16,868,931	53,714,176

The aggregate estimated amounts of time deposits and certificates of deposit that meet or exceed insurance limit issued by domestic and foreign offices at March 31, 2021 and 2022 are shown in the following table:

	2021	2022

	(in billions of yen)
Domestic offices:
Time deposits	12,004	10,437
Certificates of deposit	10,599	10,448

Total	22,603	20,885

Foreign offices:
Time deposits	14,987	18,505
Certificates of deposit	6,594	6,421

Total	21,581	24,926

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2021 and 2022 was ¥627 billion and ¥585 billion, respectively.